Basis of Presentation and General Information - Disclosure of Charterers Concentration (Details) - Charter revenues - Customer concentration risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ADM International SARL
Concentration Risk [Line Items]
Charterer percentage in total revenue	16.46%	0.00%	0.00%
Cargill International S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	12.32%	16.69%
Nippon Yusen Kabushiki Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	12.19%	0.00%
Olam International Limited
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	10.18%